Fair Value Measurements - Summary of Significant Inputs Used to Measure the Fair Value of the Level 3 Private Placement Warrants (Details) - Level 3 Private Placement Warrants	Dec. 31, 2022 $ / shares
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Sale of Stock, Price Per Share	$ 3.73
Exercise Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	11.5
Risk-free Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	4
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input	42.2
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding term	4 years 4 months 24 days